Nature of Operations and Basis of Presentation	3 Months Ended
Mar. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation
Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies
Rowan Companies Limited (formerly Rowan Companies plc), a private limited company incorporated under the laws of England and Wales, is a global provider of offshore contract drilling services to the oil and gas industry, with a focus on ultra-deepwater drillships and high-specification and premium jack-up rigs. Many of our high specification jack-up rigs are also rated for operating in harsh environments. As of March 31, 2019, the Company operated in three segments: Deepwater, Jack-ups and ARO, the Company's 50/50 joint venture with Saudi Aramco. The Deepwater segment included four ultra-deepwater drillships. The Jack-ups segment was composed of 21 self-elevating jack-up rigs and included the impact of the various arrangements with ARO (see discussion in Note 4). As of March 31, 2019, ARO owned a fleet of seven self-elevating jack-up rigs for operation in the Arabian Gulf for Saudi Aramco. ARO has plans to order up to 20 new jack-up rigs over the next 10 years. The Company contracts its drilling rigs, related equipment and work crews primarily on a day-rate basis in markets throughout the world, including the US GOM, Mexico, Central and South America, the U.K. and Norwegian sectors of the North Sea, the Middle East (leased rigs to ARO) and the Mediterranean Sea. As of March 31, 2019, nine Rowan Rigs were leased to ARO through bareboat charter agreements whereby substantially all operating costs will be borne by ARO. ARO contracts with the customer, Saudi Aramco, and directly receives related revenue. Two of the contracts between ARO and Saudi Aramco to which the leases are related, are expected to commence in the third quarter of 2019.
The financial statements included in this Quarterly Report are presented in USD and include the accounts of Rowan plc and its direct and indirect subsidiaries. Unless the context otherwise requires, the terms “Rowan,” and “Company” are used to refer to Rowan plc and its consolidated subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.
The financial statements included in this Quarterly Report have been prepared in accordance with US GAAP and the applicable rules and regulations of the SEC. Certain information and notes have been condensed or omitted as permitted by those rules and regulations. The financial information included in this report is unaudited, but management believes the accompanying financial statements contain all adjustments, which are of a normal recurring nature unless otherwise noted, necessary for a fair statement of the financial position, results of operations and cash flows for the interim periods presented. The preparation of the condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company’s results of operations and cash flows for the interim periods are not necessarily indicative of results to be expected for the full year. These financial statements should be read in conjunction with the audited consolidated financial statements and notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018.
Merger of Rowan Companies plc and Ensco plc

On October 7, 2018, the Company entered into a Transaction Agreement with Ensco, to effect a “merger-of-equals” transaction. The Transaction agreement was amended as of January 28, 2019, pursuant to a Deed of Amendment No. 1 to a Transaction Agreement (the "Amendment"). In the Transaction Agreement, as amended, each of the issued and outstanding Class A ordinary shares of the Company would be exchanged (the "Transaction") for 2.750 Class A ordinary shares of Ensco, each with a nominal value of $0.10 per share. The Transaction was to be implemented by means of a court-sanctioned scheme of arrangement (the "Scheme") under Part 26 of the U.K. Companies Act 2006 (provided that the parties reserved the right under the Transaction Agreement to effect the acquisition by way of a contractual takeover offer as defined in section 974 of the U.K. Companies Act 2006 in certain circumstances).

On April 11, 2019 (the "Transaction Date"), the merger with Ensco was completed pursuant to the Transaction Agreement, as amended. As a result of the Transaction, Rowan shareholders received 2.750 Ensco Class A Ordinary shares for each Rowan Class A ordinary share, representing a value of $43.67 per Rowan share based on a closing price of $15.88 per Ensco share on April 10, 2019, the last trading day before the Transaction Date. Total consideration delivered in the Rowan Transaction consisted of 88.3 million Ensco shares with an aggregate value of $1.4 billion, inclusive of $2.6 million for the estimated fair value of replacement employee equity awards. On the Transaction Date, Ensco's name was changed to Ensco Rowan plc. Additionally, in connection with the closing of the Transaction with Ensco on April 11, 2019, the Company terminated the Existing Credit Agreement and the New Credit Agreement as well as all outstanding commitments under the Existing Credit Facility and New Credit Facility.

Recently Adopted Accounting Pronouncements
Lease Accounting – In February 2016, the FASB issued ASU No. 2016-02, Leases (ASC 842): Amendments to the FASB ASC, which requires an entity to recognize lease assets and lease liabilities on the balance sheet and provide enhanced disclosures. Leases will continue to be classified as either finance (capital lease under ASC 840) or operating. Based on the original guidance, lessees and lessors would have been required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, including a number of optional practical expedients that entities may elect to apply. In July 2018, the FASB issued ASU No. 2018-11, Leases (ASC 842): Targeted Improvements, which provides entities with an option to apply the guidance prospectively, instead of retrospectively, and allows for other classification provisions, as described below. ASC 842 is effective for annual and interim periods beginning after December 15, 2018. The Company adopted ASC 842 effective January 1, 2019 using a modified retrospective method and has elected to not retrospectively adjust amounts presented for prior periods. In addition, we took advantage of various practical expedients, provided by the ASC 842, including:

•	use of the transition package of practical expedients which, among other things, allowed us to carryforward the historical lease classification for existing leases;

•	making an accounting policy election that will keep leases with an initial term of 12 months or less off the balance sheet; and

•	not separating non-lease components from lease components for all classes of underlying lease assets.
Upon adoption of ASU 2016-02 on January 1, 2019 as a lessee, the Company recognized lease liabilities and right-of-use assets of $14.5 million and $13.2 million, respectively. See Note 3 for additional information.

Prior to the issuance of ASU No. 2018-11, the Company preliminarily determined that its drilling contracts contained a lease component, and the adoption would require the Company to separately recognize revenue associated with the lease and services components. In July 2018, the FASB issued ASU No. 2018-11, which provides a practical expedient that allows entities to combine lease and non-lease components where the revenue recognition pattern is the same and where the lease component, when accounted for separately, would be considered an operating lease. In connection with the adoption of ASC 842, the Company determined that its drilling contracts (excluding bareboat charter contracts with ARO where the Company provides the rig without providing any drilling services) are predominantly service contracts in nature and will therefore account for these contracts under ASC 606.
New Accounting Pronouncements - to be adopted
Financial Instruments – In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments - Credit Losses (ASC 326): Measurement of Credit Losses on Financial Instruments, which amends the FASB's guidance on the impairment of financial instruments. The ASU adds to US GAAP an impairment model that is based on expected losses rather than incurred losses. Under the new guidance, an entity recognizes as an allowance its estimate of expected credit losses. The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2020, with early adoption permitted for fiscal years beginning after December 15, 2018. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.
Fair Value Measurement - In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (ASC 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which removes, modifies and adds certain disclosure requirements on fair value measurements including (i) removal of the requirements to disclose the amounts and reasons for as well as the policy for timing of transfers between Level 1 and Level 2 as well as descriptions of valuation processes used for Level 3 fair value measurements; (ii) certain modifications including clarification that the measurement uncertainty disclosure is to communicate information about the uncertainty in measurement as of the reporting date and; (iii) add disclosures related to changes in unrealized gains and losses for the period included in other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period as well as disclosures for the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements. The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2020, with early adoption permitted. Adoption is required to be applied prospectively with respect to the amendments on changes in unrealized gains and losses, range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements and narrative description of measurement uncertainty. All other amendments are to be applied retrospectively to all periods presented. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.
Defined Benefit Plans - In August 2018, the FASB issued ASU No. 2018-14, Compensation – Retirement Benefits – Defined Benefit Plans – General (Subtopic 715-20): Disclosure Framework – Changes to the Disclosure Requirements for Defined Benefit Plans, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2021, with early adoption permitted. Adoption is required to be applied on a retrospective basis to all periods presented. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.
Internal Use Software - In August 2018, the FASB issued ASU No. 2018-15, Intangibles - Goodwill and Other - Internal-Use Software (Subtopic 350-40): Customer's Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract (a consensus of the FASB Emerging Issues Task Force), which aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software (and hosting arrangements that include an internal-use software license). The Company will be required to adopt the amended guidance in annual and interim reports beginning January 1, 2020, with early adoption permitted. Adoption may be applied retrospectively or prospectively to implementation costs incurred after the date of adoption. The Company is in the process of evaluating the impact this amendment will have on its consolidated financial statements.